DEAR SHAREHOLDERS:
--------------------------------------------------------------------------------

     The Lexington Global Corporate Leaders Fund declined .9%* during the second quarter. The Fund has advanced 13.4%* through the first half of 1998. According to Lipper Analytical Services, Inc., the average global fund returned .3% and 14.0% for the last three and six month periods, respectively. The unmanaged Morgan Stanley World Index appreciated 2.0% for the latest quarter and 16.6% during the first six months of the year.

     Underperformance can be attributed to three primary factors. The United Kingdom in which the Fund is overweight, declined 2% as earnings disappointments accelerated and inflation fears forced the Bank of England to raise base rates. U.S. equities advanced 3.3%, however, on a relative basis the Fund is underweight U.S. stocks. Finally, large company stocks continue to outperform small company equities despite the better value offered by smaller stocks.

     Shock waves from Asia continue to be felt around the world. Producers of goods and commodities have suffered while consumers have benefited. The U.S. economy is finally showing signs of slowing, particularly in the manufacturing sector. However, due to low unemployment, rising stock prices and low interest rates, the American consumer remains strong. Earnings growth has weakened with earnings now growing at a low single digit rate. U.S. profits are likely to remain under pressure due to a strong dollar, rising wage pressure, and weakening demand overseas. Most companies are unable to pass on rising cost pressures by raising prices. European economies have generally improved although it remains a mixed bag. The U.K. appears headed for a recession. The yield curve is inverted due to continued interest rate hikes by the Bank of England. A strong currency has damaged the manufacturing sector, which is now in recession. Due to low unemployment the consumer is holding up the front end of the economy although recent retail sales suggest a slowing here as well.

     On the European continent the news is somewhat better. Unemployment remains high but is finally showing signs of improving. Consumption has also picked up perhaps due to rising stock prices and falling unemployment. However, the export sector, which has been the driver of most of the growth, may now be catching Asian flu. Europe is likely to have its growth recovery muted due to weakening demand elsewhere, particularly Asia and other emerging regions. Asia remains and will continue to be the primary trouble spot. Many Asian economies have seen demand collapse. GDP is falling at a double digit pace in places like Indonesia. A solution will be difficult to find and will take considerable time. Certainly, Japan remains an important variable. The Japanese economy is suffering its worst recession since the Second World War. The economy is fundamentally sick due to the massive bad loans held by Japanese banks. Recent signs of greater political resolve to address the economic problems are cause for some optimism. However, a solution will not reverse trends overnight. As evidenced by the U.S. in the early 1990s, it can take several years to recover from a banking problem. Japan's problems go beyond the banks and are more severe than any the U.S. had to face. World growth is decelerating and this trend should continue. Interest rates are likely to stay low while corporate profits face increasing pressure.

     The focus on stock selection remains with companies which are able to meet investor earnings expectations. Defensive issues such as drugs, and food will be less affected by global economic slowing than manufacturing sectors. Europe remains attractive due to corporate restructuring; however, given strong price moves and potentially slower economic activity the risk is rising. Given the poor profit outlook for U.S. equities, an underweight position will be maintained. Finally, despite its economic woes, the best value can be found in Japan. The focus in Japan remains on cash rich companies trading at deep discounts to book value. Although the Japanese economy is unlikely to recover soon, current prices of some equities suggest much of the bad news is discounted. Further positive political developments or news of serious corporate restructuring could provide substantial returns in selected cheap Japanese stocks.

                                   Sincerely,

/s/Richard T. Saler           /s/Alan H. Wapnick          /s/Robert M. DeMichele
-------------------           ------------------          ----------------------
Richard T. Saler              Alan H. Wapnick             Robert M. DeMichele
Portfolio Manager             Portfolio Manager           President
August, 1998                  August, 1998                August, 1998

* 8.10%, 12.68% and 9.77% are the one, five and ten year average annual standard total returns, respectively, for the period ended June 30, 1998. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than at their original cost. Total return represents past performance and is not predictive of future results.

LEXINGTON GLOBAL CORPORATE LEADERS FUND, INC.
STATEMENT OF NET ASSETS
(INCLUDING THE PORTFOLIO OF INVESTMENTS)
June 30, 1998 (unaudited)


  NUMBER
    OF                                                                 VALUE
  SHARES                        SECURITY                              (NOTE 1)
--------------------------------------------------------------------------------

             COMMON STOCKS: 89.7%

             AUSTRALIA: 1.1%
   124,000   Telstra Corporation, Ltd .....................         $   317,897
                                                                    -----------

             AUSTRIA: 2.7%
     3,810   Boehler - Uddeholm AG ........................             251,720
     2,000   Wienerberger Baustoffindustrie AG ............             483,817
                                                                    -----------
                                                                        735,537
                                                                    -----------
             BERMUDA: 0.4%
     1,400   EXCEL, Ltd ...................................             108,938
                                                                    -----------

             CANADA: 4.6%
     5,200   Hudson's Bay Company .........................             119,167
    21,900   Imax Corporation1 ............................             496,856
     7,800   Loewen Group, Inc ............................             210,600
    49,715   Yogen Fruz World-Wide, Inc.1 .................             442,875
                                                                    -----------
                                                                      1,269,498
                                                                    -----------

             FRANCE: 9.5%
     1,940   Alcatel Alsthom ..............................             394,993
     4,870   Axa-UAP ......................................             547,731
     2,550   Banque Nationale de Paris ....................             208,352
     7,800   Elf Aquitaine S.A. (ADR) .....................             553,800
     5,300   GrandVision S.A ..............................             176,198
     3,720   Sidel S.A ....................................             270,723
     2,060   Vivendi ......................................             439,869
                                                                    -----------
                                                                      2,591,666
                                                                    -----------

             GERMANY: 6.7%
       640   Allianz AG ...................................             213,270
     7,000   Deutsche Bank AG .............................             591,789
    11,400   Hoechst AG ...................................             573,147
     1,800   Rhoen-Klinikum AG-Vorzugsakt .................             178,002
     3,900   VEBA AG ......................................             262,192
                                                                    -----------
                                                                      1,818,400
                                                                    -----------

             GREECE: 2.0%
     2,200   Alpha Credit Bank ............................             178,332
    10,000   Hellenic Tellecommunication
               Organization S.A ...........................             256,343
    18,940   Michaniki S.A ................................              99,592
                                                                    -----------
                                                                        534,267
                                                                    -----------

             HONG KONG: 0.4%
   247,000   JCG Holdings, Ltd ............................              68,535
    69,000   Mandarin Oriental International, Ltd .........              39,330
                                                                    -----------
                                                                        107,865
                                                                    -----------

             IRELAND: 3.8%
    16,800   Allied Irish Banks Plc .......................             242,534
     9,100   Elan Corporation Plc1 ........................             585,244
    28,000   Ryanair Holdings Plc1 ........................             198,401
                                                                    -----------
                                                                      1,026,179
                                                                    -----------

             ISRAEL: 1.8%
    13,600   Teva Pharmaceutical
               Industries, Ltd. (ADR) .....................             478,550
                                                                    -----------

             ITALY: 0.9%
    33,400   Telecom Italia SpA ...........................             244,024
                                                                    -----------

             JAPAN: 5.3%
     6,600   Amway Japan, Ltd .............................              69,907
    27,000   Asahi Diamond Industries Company, Ltd. .......             121,591
     3,600   Benesse Corporation ..........................             125,806
    25,000   Bunka Shutter Company, Ltd ...................              69,352
     5,800   Doutor Coffee Company, Ltd ...................             147,941
    13,000   Mos Food Service, Inc ........................             154,556
    34,000   National House Industrial Company, Ltd. ......             260,417
     3,700   Paris Miki, Inc ..............................              48,548
    43,000   Sakura Bank, Ltd .............................             111,539
    48,000   Snow Brand Milk Products Company, Ltd. .......             145,261
     3,700   Tiemco, Ltd ..................................              34,658
     8,600   York-Benimaru Company, Ltd ...................             161,732
                                                                    -----------
                                                                      1,451,308
                                                                    -----------

             NETHERLANDS: 1.0%
     3,400   Unilever NV ..................................             268,388
                                                                    -----------

             NORWAY: 2.0%
    20,700   Saga Petroleum AS ............................             318,315
    25,100   Storebrand ASA1 ..............................             222,427
                                                                    -----------
                                                                        540,742
                                                                    -----------

             PHILIPPINES: 0.2%
 1,016,500   C & P Homes, Inc.1 ...........................              51,191
                                                                    -----------

LEXINGTON GLOBAL CORPORATE LEADERS FUND, INC.
STATEMENT OF NET ASSETS
(INCLUDING THE PORTFOLIO OF INVESTMENTS)
June 30, 1998 (unaudited) (continued)

  NUMBER
    OF                                                                 VALUE
  SHARES                        SECURITY                              (NOTE 1)
--------------------------------------------------------------------------------

             PORTUGAL: 0.8%
     8,400   Espirito Santo Financial Group (ADR) .........         $   204,750
                                                                    -----------

             SINGAPORE: 0.6%
    48,000   Cerebos Pacific, Ltd .........................              62,504
    35,000   Keppel Fels, Ltd .............................             104,618
                                                                    -----------
                                                                        167,122
                                                                    -----------

             SWEDEN: 3.5%
    32,500   Castellum AB .................................             383,075
     8,900   Skandinaviska Enskilda Banken ................             152,333
   125,539   Swedish Match AB .............................             417,154
                                                                    -----------
                                                                        952,562
                                                                    -----------

             SWITZERLAND: 5.7%
       154   Nestle AG ....................................             329,562
       328   Novartis AG ..................................             545,798
       300   Rentenanstalt-Societe Suisse
               Assurances Vie .............................             253,954
        22   Roche Holding AG .............................             216,039
       212   Saurer AG1 ...................................             216,639
                                                                    -----------
                                                                      1,561,992
                                                                    -----------

             UNITED KINGDOM: 15.5%
   207,100   Aegis Group Plc ..............................             333,452
    20,500   Cadbury Schweppes Plc ........................             317,244
    26,900   Capita Group Plc .............................             231,370
    23,600   D.F.S. Furniture Company Plc .................              77,769
   112,000   George Wimpey Plc ............................             217,706
    10,200   Glaxo Welcome Plc ............................             306,166
    18,400   Harvey Nichols Plc ...........................              72,299
    11,700   J.D. Wetherspoon Plc .........................              57,100
    14,000   Oriflame International S.A ...................             103,948
     8,300   PizzaExpress Plc .............................             118,682
    54,500   Polypipe Plc .................................             132,308
    24,219   Provident Financial Plc ......................             379,848
    40,600   Regent Inns Plc ..............................             128,031
    30,000   Rio Tinto Plc ................................             337,871
    17,800   Royal Bank of Scotland Group Plc .............             308,873
    36,100   SmithKline Beecham Plc .......................             440,603
    47,100   Tomkins Plc ..................................             255,602
    32,500   Vodafone Group Plc ...........................             412,391
                                                                    -----------
                                                                      4,231,263
                                                                    -----------

             UNITED STATES: 21.2%
     4,400   Ace, Ltd .....................................             171,600
     3,300   BJ Services Company1 .........................              95,906
     1,400   Bristol-Myers Squibb Company .................             160,912
     2,100   Cardinal Health, Inc .........................             196,875
     4,700   Caribiner International, Inc.1 ...............              82,250
     5,400   Comcast Corporation ..........................             219,206
     1,900   Computer Associates International, Inc. ......             105,569
     2,800   Costco Companies, Inc.1 ......................             176,662
     3,200   Cymer, Inc.1 .................................              51,800
     4,300   Ecolab, Inc. .................................             133,300
     5,400   EMC Corporation1 .............................             241,988
     1,500   Emerson Electric Company .....................              90,563
     1,500   Exxon Corporation ............................             106,969
     2,200   Federal National Mortgage Association ........             133,650
     2,300   Fort James Corporation .......................             102,350
     1,800   Gannett Company, Inc .........................             127,912
     3,600   Gap, Inc .....................................             221,850
     6,400   Global Industries, Ltd.1 .....................             107,800
     1,700   Home Depot, Inc ..............................             141,206
     2,450   Ingersoll-Rand Company .......................             107,953
     2,000   International Paper Company ..................              86,000
     2,850   Marsh & McLennan Companies, Inc ..............             172,247
     2,600   Martin Marietta Materials, Inc ...............             117,000
     2,400   Medtronic, Inc ...............................             153,000
     2,800   NAC Re Corporation ...........................             149,450
     2,200   NationsBank Corporation ......................             168,300
     2,100   Network Associates, Inc.1 ....................             100,472
     4,900   Norwest Corporation ..........................             183,138
     2,900   PepsiCo, Inc .................................             119,444
       900   Pfizer, Inc ..................................              97,819
     2,500   Pitney Bowes, Inc ............................             120,312
     1,500   Procter & Gamble Company .....................             136,594
     3,900   Safeway, Inc.1 ...............................             158,681
     2,000   Sara Lee Corporation .........................             111,875
     2,500   Sealed Air Corporation1 ......................              91,875
     5,200   Sungard Data Systems, Inc.1 ..................             199,550
     4,800   The TJX Companies, Inc .......................             115,800
     1,400   The Walt Disney Company ......................             147,087
     4,700   The Williams Companies. Inc ..................             158,625
     4,800   Tyco International, Ltd ......................             302,400
     2,100   Union Planters Corporation ...................             123,506
                                                                    -----------
                                                                      5,789,496
                                                                    -----------

             TOTAL COMMON STOCKS
               (cost $21,188,731) .........................          24,451,635
                                                                    -----------

LEXINGTON GLOBAL CORPORATE LEADERS FUND, INC.
STATEMENT OF NET ASSETS
(INCLUDING THE PORTFOLIO OF INVESTMENTS)
June 30, 1998 (unaudited) (continued)


  NUMBER
    OF                                                                 VALUE
  SHARES                        SECURITY                              (NOTE 1)
--------------------------------------------------------------------------------

             PREFERRED STOCKS: 1.7%

             GERMANY: 0.8%
       584   Sto AG .......................................         $   218,713
                                                                    -----------

             ITALY: 0.9%
   104,000   Fiat SpA .....................................             256,321
                                                                    -----------

             TOTAL PREFERRED STOCKS
               (cost $581,620) ............................             475,034
                                                                    -----------

 PRINCIPAL
  AMOUNT
----------

             U.S. GOVERNMENT OBLIGATIONS: 7.2%
$2,059,000   U.S. Strip Bond, 0.00%, due 02/15/23 .........             508,635
 6,000,000   U.S. Strip Bond, 0.00%, due 05/15/23 .........           1,461,300
                                                                    -----------

             TOTAL U.S. GOVERNMENT OBLIGATIONS
               (cost $1,877,838) ..........................           1,969,935
                                                                    -----------

             TOTAL INVESTMENTS: 98.6%
               (cost $23,648,189+) (Note 1) ...............         $26,896,604

             Other assets in excess of
               liabilities: 1.4% ..........................             350,574
                                                                    -----------

             TOTAL NET ASSETS: 100.0%
               (equivalent to $12.01 per share on
               2,268,249 shares outstanding) ..............         $27,247,178
                                                                    ===========

1 Non-income producing security.
ADR - American Depository Receipt.
+ Aggregate cost for Federal income tax purposes is $23,804,872.

--------------------------------------------------------------------------------

At June 30, 1998, the composition of the Fund's net assets by industry was as follows:

Banking...............................   7.8%
Capital Equipment.....................   6.3
Construction & Housing ...............   2.6
Consumer-Durable Goods................   1.9
Consumer-Non durable Goods............   8.9
Electrical & Electronics .............   1.8
Energy Sources........................   4.5
Financial Services....................   9.6
Health & Personal Care................  12.3
Materials.............................   7.5
Merchandising.........................   6.9
Multi-Industry........................   2.0
Real Estate...........................   1.6
Services..............................  11.1
Telecommunications....................   5.9
Transportation........................   0.7
U.S Government Obligations............   7.2
Other Assets .........................   1.4
                                       -----
Total Net Assets...................... 100.0%
                                       =====

    The Notes to Financial Statements are an integral part of this statement.

LEXINGTON GLOBAL CORPORATE LEADERS FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998 (unaudited)

ASSETS
Investments, at value (cost $23,648,189) (Note 1) ............       $26,896,604
Cash .........................................................           461,158
Receivable for investment securities sold ....................           362,800
Dividends and interest receivable ............................            28,384
Foreign taxes recoverable ....................................            16,069
Unrealized gain on open forward contracts (Note 6) ...........             7,488
                                                                     -----------
    Total Assets .............................................        27,772,503
                                                                     -----------
LIABILITIES
Due to Lexington Management Corporation (Note 2) .............            22,566
Payable for investment securities purchased ..................           406,797
Payable for shares redeemed ..................................            70,859
Accrued expenses .............................................            25,103
                                                                     -----------
    Total Liabilities ........................................           525,325
                                                                     -----------
NET ASSETS (equivalent to $12.01 per share on
    2,268,249 shares outstanding) (Note 3) ...................       $27,247,178
                                                                     ===========
NET ASSETS consist of:
Capital stock--authorized 1,000,000,000
   shares, $.001 par value per share .........................       $     2,268
Additional paid-in capital ...................................        20,559,164
Undistributed net investment income ..........................            43,004
Accumulated net realized gain on investments
    and foreign currency holdings ............................         3,387,794
Unrealized appreciation on investments
    and foreign currency holdings ............................         3,254,948
                                                                     -----------
    TOTAL NET ASSETS .........................................       $27,247,178
                                                                     ===========

    The Notes to Financial Statements are an integral part of this statement.

LEXINGTON GLOBAL CORPORATE LEADERS FUND, INC.
STATEMENT OF OPERATIONS
Six months ended June 30, 1998 (unaudited)

INVESTMENT INCOME
Dividends ........................................     $  337,558
Interest .........................................         88,840
                                                       ----------
                                                          426,398
Less: foreign tax expense ........................         40,546
                                                       ----------
   Total investment income .......................                    $  385,852

EXPENSES
   Investment advisory fee (Note 2) ..............        159,117
   Custodian expenses ............................         40,001
   Transfer agent and shareholder
      servicing expenses (Note 2) ................         27,346
   Printing and mailing expenses .................         20,559
   Accounting expenses (Note 2) ..................         17,245
   Professional fees .............................         11,606
   Registration fees .............................          9,323
   Directors' fees and expenses ..................          8,581
   Computer processing fees ......................          3,423
   Other expenses ................................          7,455
                                                       ----------
   Total expenses ................................                       304,656
                                                                      ----------
   Net investment income .........................                        81,196

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (NOTE 4)
Net realized gain on:
  Investments ....................................      3,663,010
  Foreign currency transactions ..................         97,333
                                                       ----------
    Net realized gain ............................                     3,760,343

Net change in unrealized appreciation on:
  Investments ....................................      1,041,004
  Foreign currency translation of other
    assets and liabilities .......................       (117,944)
                                                       ----------
  Net change in unrealized appreciation ..........                       923,060
                                                                      ----------
Net realized and unrealized gain .................                     4,683,403
                                                                      ----------
INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ................................                    $4,764,599
                                                                      ==========

   The Notes to Financial Statements are an integral part of this statement.

LEXINGTON GLOBAL CORPORATE LEADERS FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                    SIX MONTHS
                                                                                                      ENDED
                                                                                                     JUNE 30,           YEAR ENDED
                                                                                                       1998            DECEMBER 31,
                                                                                                    (UNAUDITED)            1997
                                                                                                   ------------        ------------
Net investment income ......................................................................       $     81,196        $     86,901
Net realized gain from investments and foreign currency transactions .......................          3,760,343           4,064,311
Net change in unrealized appreciation of investments and
  foreign currency translation .............................................................            923,060          (1,492,431)
                                                                                                   ------------        ------------
      Increase in net assets resulting from operations .....................................          4,764,599           2,658,781
Distributions to shareholders from net investment income ...................................               --              (262,905)
Distributions to shareholders from net realized gains from security transactions ...........               --
                                                                                                                         (4,011,033)
Decrease in net assets from capital share transactions (Note 3) ............................        (12,602,716)           (523,031)
                                                                                                   ------------        ------------
      Net decrease in net assets ...........................................................         (7,838,117)         (2,138,188)

NET ASSETS:
  Beginning of period ......................................................................         35,085,295          37,223,483
                                                                                                   ------------        ------------
  End of period (including undistributed net investment income of
    $43,004 and distributions in excess of net investment income of
    $38,192, 1998 and 1997, respectively) ..................................................       $ 27,247,178        $ 35,085,295
                                                                                                   ============        ============


    The Notes to Financial Statements are an integral part of this statement.

LEXINGTON GLOBAL CORPORATE LEADERS FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (unaudited) and December 31, 1997

1.  SIGNIFICANT ACCOUNTING  POLICIES

     Lexington Global Corporate Leaders Fund, Inc. (the "Fund") (formerly known as Lexington Global Fund, Inc.) is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term growth of capital primarily through investment in common stock of companies domiciled in foreign countries and the United States. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

     INVESTMENTS Securities transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are reported on the identified cost basis. Securities traded on a recognized stock exchange are valued at the last sales price reported by the exchange on which the securities are traded. If no sales price is recorded, the mean between the last bid and asked prices is used. Securities traded on the over-the-counter market are valued at the mean between the last current bid and asked prices. Short-term securities having a maturity of 60 days or less are stated at amortized cost, which approximates market value. Securities for which market quotations are not readily available and other assets are valued by Fund management in good faith under the direction of the Fund's Board of Directors. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, adjusted for amortization of premiums and accretion of discounts, is accrued as earned.

     FOREIGN CURRENCY TRANSACTIONS Foreign currencies (and receivables and payables denominated in foreign currencies) are translated into U.S. dollar amounts at current exchange rates. Translation gains or losses resulting from changes in exchange rates and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations. In addition, the Fund may enter into forward foreign exchange contracts in order to hedge against foreign currency risk in the purchase or sale of securities denominated in foreign currency. The Fund may also enter into such contracts to hedge against changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are closed and are reported in the statement of operations.

     FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required.

     DISTRIBUTIONS Dividends from net investment income and net realized capital gains are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The character of income and gains to be distributed are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. At December 31, 1997, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distribution under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change.

     USE OF ESTIMATES The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATE

     The Fund pays an investment advisory fee to Lexington Management Corporation ("LMC") at an annual rate of 1.00% of the Fund's average daily net assets. For 1998, LMC has voluntarily agreed to limit the total expenses of the Fund (including management fees, but excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 2.50% of the Fund's average daily net assets. No reimbursement was required for the six months ended June 30, 1998.

     The Fund reimburses LMC for certain expenses, including accounting and shareholder servicing costs of $30,758 that are incurred by the Fund, but paid by LMC.

LEXINGTON GLOBAL CORPORATE LEADERS FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (unaudited) and December 31, 1997 (continued)

3.  CAPITAL STOCK

     Transactions in capital stock were as follows:


                                                         Six months ended
                                                           June 30, 1998                    Year ended
                                                            (unaudited)                  December 31, 1997
                                                   ---------------------------        -------------------------
                                                      Shares          Amount           Shares          Amount
                                                   ----------     ------------        --------      ----------
Shares sold .....................................     278,348     $  3,261,399         216,204      $ 2,635,131
Shares issued on reinvestment of dividends ......         --               --          388,677        4,071,820
                                                   ----------     ------------        --------      ----------
                                                      278,348        3,261,399         604,881        6,706,951
Shares redeemed .................................  (1,324,678)     (15,864,115)       (589,982)     (7,229,982)
                                                   ----------     ------------        --------      ----------
Net increase (decrease) .........................  (1,046,330)    $(12,602,716)         14,899      $ (523,031)
                                                   ==========     ============        ========      ==========



4.  PURCHASES AND SALES OF INVESTMENT SECURITIES

     The cost of purchases and proceeds from sales of securities for the six months ended June 30, 1998, excluding short-term securities, were $17,470,748 and $26,745,650 respectively.

     At June 30, 1998, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $4,844,010 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $1,752,278.

5.  INVESTMENT AND CONCENTRATION RISKS

     The Fund's investments in foreign securities may involve risks not present in domestic investments. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

     In  addition to the risks  described  above,  risks may arise from  forward
foreign  currency   contracts  as  a  result  of  the  potential   inability  of
counterparties to meet the terms of their contracts.

6.  FORWARD FOREIGN EXCHANGE CONTRACTS

     At June 30, 1998, the Fund was committed to sell foreign currencies under the following forward foreign exchange contracts:

                                                           Contract
                                                            Amount       Contract                     Unrealized
                                        Settlement          (Local        Amount                    Gain (Loss) at
  Contract                                 Date            Currency)  (U.S. Dollar)      Value      June 30, 1998
  --------                              ----------         ---------  -------------   ----------    --------------
United Kingdom Pounds                    10/06/98           855,757    $1,413,240     $1,420,642       $(7,402)
Australian Dollar                        11/05/98           380,028       247,321        235,590        11,731
Canadian Dollar                          11/30/98           645,837       444,515        441,356         3,159
                                                                                                       -------
                                                                                                       $ 7,488
                                                                                                       =======


LEXINGTON GLOBAL CORPORATE LEADERS FUND, INC.
FINANCIAL HIGHLIGHTS

Selected per share data for a share outstanding throughout the period:


                                               Six months
                                                 ended
                                                June 30,                    Year ended December 31,
                                                 1998        ----------------------------------------------------
                                              (unaudited)       1997           1996           1995          1994
                                               --------      --------       --------       --------       -------
Net asset value,
  beginning of period ......................   $  10.59      $  11.28       $  11.32       $  11.17       $ 13.51
                                               --------      --------       --------       --------       -------
Income from investment operations:
  Net investment income ....................       0.03          0.03           0.01           0.09         0.023
  Net realized and unrealized gain
    on investments and foreign
    currency transactions ..................       1.39          0.73           1.84           1.10          0.23
                                               --------      --------       --------       --------       -------
  Total income from
    investment operations ..................       1.42          0.76           1.85           1.19          0.25
                                               --------      --------       --------       --------       -------
Less distributions:
  Dividends from net investment income .....         --         (0.09)         (0.16)         (0.29)           --
  Distributions in excess of
    net investment income
    (temporary book-tax
    difference) ............................         --            --             --          (0.13)           --
  Distributions from net realized gains ....         --         (1.36)         (1.73)         (0.62)        (2.46)
  Distributions in excess of net
    realized gains (temporary
    book-tax difference) ...................         --            --             --             --         (0.13)
                                               --------      --------       --------       --------       -------
        Total distributions ................         --         (1.45)         (1.89)         (1.04)        (2.59)
                                               --------      --------       --------       --------       -------
Net asset value, end of period .............   $  12.01      $  10.59       $  11.28       $  11.32       $ 11.17
                                               ========      ========       ========       ========       =======
Total return ...............................     27.09%*        6.90%         16.43%         10.69%         1.84%
Ratio to average net assets:
  Expenses .................................      1.91%*        1.75%          1.90%          1.67%         1.61%
  Net investment income ....................      0.51%*        0.23%          0.11%          0.48%         0.14%
Portfolio turnover rate ....................    119.05%*      117.48%        128.05%        166.35%        83.40%
Average commission paid on equity
      security transactions** ..............   $   0.02      $   0.01       $   0.03             --            --
Net assets, end of period
  (000's omitted) ..........................   $ 27,247      $ 35,085       $ 37,223       $ 53,614       $67,392


*  Annualized.

** In accordance with SECdisclosure guidelines, the average commissions are calculated for the periods beginning with the year ended December 31, 1996, but not for prior periods.

LEXINGTON
INVESTOR SERVICES
--------------------------------------------------------------------------------

AS A LEXINGTON SHAREHOLDER, YOU SHOULD BE AWARE OF THE MANY SERVICES AVAILABLE TO YOU.

NO LOAD--The Lexington Funds are no load funds. That is, investments and redemptions are made without any sales charges, commissions or redemption fees.*

                                   ----------

FREE TELEPHONE EXCHANGE--Investments in the Lexington Funds may be exchanged for shares of a different Lexington Fund at any time.

                                   ----------

CHECK  WRITING   PRIVILEGES--Lexington  Money  Market  Trust  permits  investors immediate access to their funds with check writing for withdrawals from their account.

                                   ----------

TAX SHELTERED PLANS--IRA, Keogh, Pension, and Profit Sharing Prototype Plans are available to qualified individuals. These plans offer investment flexibility through the Share Exchange Service, simplified record keeping, convenience and investment supervision.

                                   ----------

CUSTODIAL ACCOUNTS FOR MINORS--Investments may be made on behalf of minors under the Uniform Gifts to Minors Act currently in effect in all states.

                                   ----------

SYSTEMATIC WITHDRAWAL PLAN--An investor may elect to receive a fixed amount from his or her account each month or quarter, subject to certain minimums.

                                   ----------

COMPLETE RECORD KEEPING--A statement is provided for every transaction in addition to a year-end statement with tax information.

THE LEXINGTON GROUP OF
NO LOAD INVESTMENT COMPANIES

LEXINGTON WORLDWIDE EMERGING MARKETS FUND, INC.--Seeks long-term growth of capital primarily through investment in equity securities of companies domiciled in, or doing business in, emerging countries and emerging markets.

LEXINGTON GLOBAL CORPORATE LEADERS FUND, INC.--Seeks long-term growth of capital primarily through investment in common stocks of companies domiciled in foreign countries and the United States.

LEXINGTON INTERNATIONAL FUND, INC.--Seeks long-term growth of capital through investment in companies domiciled in foreign countries.

LEXINGTON TROIKA DIALOG RUSSIA FUND, INC.--Seeks long-term capital appreciation through investments primarily in the equity securities of Russian companies.

LEXINGTON CROSBY SMALL CAP ASIA GROWTH FUND, INC. --Seeks long-term capital appreciation through investment in companies domiciled in the Asia Region with a market capitalization of less than $1 billion.

LEXINGTON RAMIREZ GLOBAL INCOME FUND--Seeks high current income. Capital appreciation is a secondary objective. The Fund invests in a combination of foreign and domestic high-yield, lower rated debt securities.

LEXINGTON GOLDFUND, INC.--Seeks capital appreciation through investment in gold bullion and shares of gold mining companies.

LEXINGTON GROWTH AND INCOME FUND, INC.--Seeks capital appreciation over the long-term through investments in the stocks of large, ably managed and well financed companies.

LEXINGTON CORPORATE LEADERS TRUST FUND--Seeks capital growth and reasonable income through investment in an equal number of shares of an established list of American blue chip corporations.

LEXINGTON SMALLCAP FUND, INC.--Seeks long-term capital appreciation through investment in common stocks of companies domiciled in the United States with a market capitalization of less than $1 billion.

LEXINGTON CONVERTIBLE SECURITIES FUND--Seeks total return by providing capital appreciation, current income and conservation of capital through investments in a diversified portfolio of securities convertible into shares of common stock.

LEXINGTON GNMA INCOME FUND, INC.--Seeks to achieve a high level of current income, consistent with liquidity and safety of principal, through investment primarily in mortgage-backed GNMA ("Ginnie Mae") certificates that are guaranteed as to the timely payment of principal and interest by the United States Government.

LEXINGTON MONEY MARKET TRUST--Seeks a high level of current income consistent with preservation of capital and liquidity through investments in interest bearing short-term money market instruments.

For more complete information about any of the Lexington Funds and a prospectus which includes management fee and expenses call the distributor toll-free at 1-800-526-0056. Read the prospectus carefully before you invest or send money.

*Redemptions on shares of Lexington Troika Dialog Russia Fund, Inc. held less than 365 days are subject to a redemption fee of 2% of the redemption proceeds.

LEXINGTON
GLOBAL CORPORATE LEADERS FUND, INC.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
LEXINGTON MANAGEMENT CORPORATION
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663

DISTRIBUTOR
--------------------------------------------------------------------------------
LEXINGTON FUNDS DISTRIBUTOR, INC.
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663

========================================

ALL SHAREHOLDER REQUESTS FOR SERVICES OF
ANY KIND SHOULD BE SENT TO:

TRANSFER AGENT
----------------------------------------
STATE STREET BANK AND
TRUST COMPANY
c/o National Financial Data Services
1004 Baltimore
Kansas City, Missouri 64105

OR CALL TOLL FREE:
SERVICE AND SALES: 1-800-526-0056
24 HOUR ACCOUNT INFORMATION:
1-800-526-0052

========================================


--------------------------------------------------------------------------------

(800) 526-0052

                                    "LEXLINE"
                   24 hour toll-free telephone access to your
                             Lexington Fund account
                  Price/Yield o Account Balances o Exchanges o
             Last Transactions o Total Return o Duplicate Statements

--------------------------------------------------------------------------------


This report has been prepared for the information of the shareholders of Lexington Global Corporate Leaders Fund, Inc. and is authorized for distribution to the public only if it is accompanied or preceded by a currently effective prospectus which sets forth expenses and other material information.

================================================================================
                                   LEXINGTON

                                     [LOGO]

                                   LEXINGTON
                                     GLOBAL
                                   CORPORATE
                                    LEADERS
                                   FUND, INC.

                                  ------------

                       Seeks long-term growth of capital,
                        primarily through investment in
                           common stocks of companies
                         domiciled in foreign countries
                             and the United States.

                                  ------------

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1998
                              The Lexington Group
                                   of No Load
                              Investment Companies
================================================================================